ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts Payable and Accrued Liabilities
8.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	March 31, 2022	March 31, 2021
	($)	($)
Accounts payable	175,850	51,889
Accrued liabilities	237,428	116,306
Total	413,278	168,195